Comprehensive Income (Components Of Comprehensive Income) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income (Loss) [Line Items]
Net income	$ 96,343,000	$ 64,187,000	$ 62,911,000
Unrealized holding losses on derivative activities			(506,000)
Reclassification adjustment for derivative activities	334,000	1,804,000	3,356,000
Comprehensive income	96,677,000	65,991,000	65,761,000
Derivative gain in AOCI recognized in 2012	$ 700,000